Loan receivables in the financial services segment	12 Months Ended
Dec. 31, 2024
Loan Receivables [Abstract]
Loan receivables in the financial services segment

	2024	2023
(in $ millions)	$	$
Non-current
Non-current loan receivables	112	54
Less: Loss allowance (see Note 26)	(7)	*
	105	54
Current
Current loan receivables	474	306
Less: Loss allowance (see Note 26)	(43)	(34)
	431	272
*Amount less than $1 million
These financial assets comprise term loans provided to merchant-partners, driver-partners and consumers, and unsecured retail loans through the digital banking business.
The exposure of loan receivables to relevant financial risks (credit, currency and interest rate risk) is disclosed in Note 26.